Credit Risk - Summary of Other Segments Exposures by Credit Rating (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 92,547	£ 113,108
Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	90,743
Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,490
Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	314
Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,086	9,250
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,078	32,249
Corporate and investment banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,200	4,355
Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16,064	21,439
Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,814	6,455
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	45,075	56,349
Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,343	5,976
Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	34,604	44,495
Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,840	4,379
Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	147	212
Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	858	1,025
Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	283	262
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	23,394	24,510
Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,908	12,630
Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,743	8,606
Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,743	3,274
Internal grade 9 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	40,280	52,529
Internal grade 9 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	40,280
Internal grade 9 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,261	3,212
Internal grade 9 [member] | Corporate and investment banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	393	590
Internal grade 9 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12	260
Internal grade 9 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	856	2,362
Internal grade 9 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	38,339	48,818
Internal grade 9 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,377	1,841
Internal grade 9 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	34,512	44,477
Internal grade 9 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,436	2,487
Internal grade 9 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14	13
Internal grade 9 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	680	499
Internal grade 9 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	680	499
Internal grade 8 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,471	15,830
Internal grade 8 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	17,471
Internal grade 8 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,386	7,763
Internal grade 8 [member] | Corporate and investment banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,807	3,321
Internal grade 8 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,187	2,979
Internal grade 8 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,392	1,463
Internal grade 8 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,186	5,467
Internal grade 8 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,847	3,641
Internal grade 8 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	91	18
Internal grade 8 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,062	1,560
Internal grade 8 [member] | Corporate centre [member] | Derivative Financial Instruments [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	147	212
Internal grade 8 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39	36
Internal grade 8 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,899	2,600
Internal grade 8 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,899	2,600
Internal grade 7 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,747	12,626
Internal grade 7 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,747
Internal grade 7 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,025	11,329
Internal grade 7 [member] | Corporate and investment banking [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		444
Internal grade 7 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,535	8,391
Internal grade 7 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,490	2,494
Internal grade 7 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	518	867
Internal grade 7 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	76	451
Internal grade 7 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	318	300
Internal grade 7 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		1
Internal grade 7 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	124	115
Internal grade 7 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	204	430
Internal grade 7 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	66	259
Internal grade 7 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	138	171
Internal grade 6 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,832	11,995
Internal grade 6 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,759
Internal grade 6 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	73
Internal grade 6 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,437	8,912
Internal grade 6 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,361	8,879
Internal grade 6 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	76	33
Internal grade 6 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	348	505
Internal grade 6 [member] | Corporate centre [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	43	43
Internal grade 6 [member] | Corporate centre [member] | Sovereign And Supranational [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1
Internal grade 6 [member] | Corporate centre [member] | Structured Products [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24	32
Internal grade 6 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	203	359
Internal grade 6 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	77	71
Internal grade 6 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,047	2,578
Internal grade 6 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,745	2,183
Internal grade 6 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	302	395
Internal grade 5 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,250	12,330
Internal grade 5 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,802
Internal grade 5 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	448
Internal grade 5 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	888	676
Internal grade 5 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	888	573
Internal grade 5 [member] | Corporate and investment banking [member] | Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		103
Internal grade 5 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	49	117
Internal grade 5 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	35	104
Internal grade 5 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14	13
Internal grade 5 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,313	11,537
Internal grade 5 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,749	5,402
Internal grade 5 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,564	6,135
Internal grade 4 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,422	5,722
Internal grade 4 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,780
Internal grade 4 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	635
Internal grade 4 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7
Internal grade 4 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3	2
Internal grade 4 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3	2
Internal grade 4 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	145	132
Internal grade 4 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	137	124
Internal grade 4 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8	8
Internal grade 4 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,274	5,588
Internal grade 4 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,426	3,574
Internal grade 4 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,846	2,014
Internal grade 4 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2
Internal grade 3 to 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,152	1,460
Internal grade 3 to 1 [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	527
Internal grade 3 to 1 [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	318
Internal grade 3 to 1 [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	307
Internal grade 3 to 1 [member] | Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	78	355
Internal grade 3 to 1 [member] | Corporate and investment banking [member] | Large Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	78	355
Internal grade 3 to 1 [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	133	43
Internal grade 3 to 1 [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	126	37
Internal grade 3 to 1 [member] | Corporate centre [member] | Crown dependency branch [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7	6
Internal grade 3 to 1 [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	941	1,062
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	886	998
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	31	60
Internal grade 3 to 1 [member] | Corporate and commercial banking [member] | Social Housing [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24	4
Other [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	393	616
Other [member] | Stage 1 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	377
Other [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	16
Other [member] | Corporate centre [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	357	400
Other [member] | Corporate centre [member] | Legacy Portfolios in Run-Off [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	357	400
Other [member] | Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	36	216
Other [member] | Corporate and commercial banking [member] | SME and Mid Corporate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 36	214
Other [member] | Corporate and commercial banking [member] | Commercial Real Estate [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk		£ 2